RELATED PARTY TRANSACTIONS (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Guarantees provided or received for any related party receivables or payables	Rp 0	Rp 0
Decrease in impairment loss from trade receivables	Rp 42	Rp 91	Rp 33